Goodwill - Schedule of Carrying Value of Goodwill (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Carrying Value of Goodwill [Line Items]
Balance at beginning	¥ 18,769,688		¥ 8,301,453
Additions	29,865,098		11,585,139
Impairment for goodwill of Cook SF	(6,592,220)	$ (928,495)
Decrease due to deconsolidation	(1,635,431)		(1,116,904)
Balance at ending	40,407,135		18,769,688	8,301,453
Merchandise [Member]
Schedule of Carrying Value of Goodwill [Line Items]
Balance at beginning	18,769,688		7,184,549
Additions	29,865,098		11,585,139
Impairment for goodwill of Cook SF	(6,592,220)
Decrease due to deconsolidation	(1,635,431)
Balance at ending	40,407,135		18,769,688	7,184,549
Fresh products [Member]
Schedule of Carrying Value of Goodwill [Line Items]
Balance at beginning			1,116,904
Additions
Decrease due to deconsolidation			(1,116,904)
Balance at ending				¥ 1,116,904